Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

2024 Pay versus Performance

The following table sets forth the compensation for our Chief Executive Officer and the average compensation for our other named executive officers, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of 2024, 2023, 2022, 2021 and 2020. The table also provides information on our cumulative TSR, the cumulative TSR of our 2024 Peer Group, Net Income and Adjusted Consolidated EBITDA over such years in accordance with SEC rules.

Pay Versus Performance Table
			Average summary compensation table total for	Average compensation actually paid to	Value of initial fixed $100 investment based on:
Year (a)(1)	Summary compensation table total for PEO (b)	Compensation actually paid to PEO (c)(3)	non-PEO named executive officers (d)	non-PEO named executive officers (e)(3)	Total shareholder return (f)(4)	Peer group total shareholder return (g)(4)	Net income (h)(5)	Adjusted Consolidated EBITDA (i)(6)

2024	25,870,693	32,403,858	11,694,066	15,046,583	131.10	207.86	$761.7 million	$2,281.0 million
2023	20,098,164	18,813,540	9,685,286	9,263,980	104.24	165.92	$608.6 million	$2,107.7 million
2022 (2)	12,810,392	(19,755,647)	5,421,332	(8,792,406)	87.45	120.45	$649.0 million	$2,006.1 million
2021	22,981,889	28,938,956	9,169,220	8,831,721	135.93	153.97	$800.6 million	$2,064.8 million
2020	14,514,142	21,049,494	6,033,595	9,268,227	119.51	118.07	$625.2 million	$1,854.0 million

(1)
For each of the years presented above, William Stone was our Principal Executive Officer (PEO). Average compensation for non-PEO named executive officers includes the following individuals: (i) for 2024, Rahul Kanwar, Brian Schell, and Jason White , (ii) for 2023, Rahul Kanwar, Brian Schell, Patrick Pedonti and Jason White and (iii) for 2022, Rahul Kanwar, Patrick Pedonti and Jason White; (iv) for 2021, Rahul Kanwar, Patrick Pedonti, Jason White and Joseph Frank; and (v) for 2020, Rahul Kanwar, Patrick Pedonti and Joseph Frank.
(2)
Due to the redesign of our executive compensation program during 2022, the compensation mix for our NEOs did not reflect a normalized allocation of compensation elements. The only long-term equity incentives granted to our NEOs in 2022 were PSUs granted in respect of bonuses earned for the 2021 fiscal year. We did not otherwise grant annual equity incentives during 2022 to our NEOs. Accordingly, the amounts reported in the Summary Compensation Table for 2022 did not reflect our normalized go-forward annual compensation mix for our NEOs.
(3)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs in each of 2024, 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by the Compensation Committee in regards to the PEO’s and our other NEOs’ compensation for fiscal year 2024, see page 39 of this proxy statement.

	2024
	Principal Executive Officer	Non-PEO Named Executive Officers
Summary Compensation Table Total	25,870,693	11,694,066
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(15,387,297)	(7,009,815)
Plus Fair Value for Awards Granted in the Covered Year	17,971,336	8,186,997
Change in Fair Value of Outstanding Unvested Awards from Prior Years	3,566,995	2,005,819
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	382,131	169,516
Less Fair Value of Awards Forfeited during the Covered Year	—	—
Compensation Actually Paid	32,403,858	15,046,583

Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date. The assumptions included in the fair value of equity awards included in the calculation of Compensation Actually Paid differ from those previously disclosed as of the grant date of such awards primarily due to the lapse of time following the date of grant and, in the case of stock options, a change in the expected term of the options. The change in expected term of the options also impacts the determination of the expected volatility and risk-free interest rate.

(4)
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group utilized for purposes of TSR is the Nasdaq Technology Dividend TR Index, as set forth in Item 5 of our Annual Report on Form 10-K filed for the fiscal year ending December 31, 2024.
(5)
Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021 and 2020.
(6)
The most important financial performance measures used to link compensation for the most recently completed fiscal year were the following:

Adjusted Consolidated EBITDA
Adjusted Revenue
Adjusted EPS Growth
Operating Cash Flow
Organic Revenue Growth

These financial measures generally reflect those used internally to measure the Company’s performance and represent key drivers of sustainable stockholder value creation for our Company. We do not consider any one of the above performance measures, taken in isolation, to be the most important financial measure for our executive compensation design. However, for purposes of the table above, we have deemed Adjusted Consolidated EBITDA as our “most important” financial measure used to link our NEO’s compensation with performance because it is a key component of our 2024 annual bonus program and critical indicator of the Company’s growth and financial health used by our investors and stockholders. For more detail on we link these measures with performance of our NEOs, see “Compensation Discussion and Analysis — Design and Structure of Executive Compensation” on page 37 of this proxy statement.

Company Selected Measure Name	AdjustedConsolidatedEBITDA
Named Executive Officers, Footnote
(1)
For each of the years presented above, William Stone was our Principal Executive Officer (PEO). Average compensation for non-PEO named executive officers includes the following individuals: (i) for 2024, Rahul Kanwar, Brian Schell, and Jason White , (ii) for 2023, Rahul Kanwar, Brian Schell, Patrick Pedonti and Jason White and (iii) for 2022, Rahul Kanwar, Patrick Pedonti and Jason White; (iv) for 2021, Rahul Kanwar, Patrick Pedonti, Jason White and Joseph Frank; and (v) for 2020, Rahul Kanwar, Patrick Pedonti and Joseph Frank.

Peer Group Issuers, Footnote
(4)
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group utilized for purposes of TSR is the Nasdaq Technology Dividend TR Index, as set forth in Item 5 of our Annual Report on Form 10-K filed for the fiscal year ending December 31, 2024.

PEO Total Compensation Amount	$ 25,870,693	$ 20,098,164	$ 12,810,392	$ 22,981,889	$ 14,514,142
PEO Actually Paid Compensation Amount	$ 32,403,858	18,813,540	(19,755,647)	28,938,956	21,049,494
Adjustment To PEO Compensation, Footnote
(3)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs in each of 2024, 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by the Compensation Committee in regards to the PEO’s and our other NEOs’ compensation for fiscal year 2024, see page 39 of this proxy statement.

	2024
	Principal Executive Officer	Non-PEO Named Executive Officers
Summary Compensation Table Total	25,870,693	11,694,066
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(15,387,297)	(7,009,815)
Plus Fair Value for Awards Granted in the Covered Year	17,971,336	8,186,997
Change in Fair Value of Outstanding Unvested Awards from Prior Years	3,566,995	2,005,819
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	382,131	169,516
Less Fair Value of Awards Forfeited during the Covered Year	—	—
Compensation Actually Paid	32,403,858	15,046,583

Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date. The assumptions included in the fair value of equity awards included in the calculation of Compensation Actually Paid differ from those previously disclosed as of the grant date of such awards primarily due to the lapse of time following the date of grant and, in the case of stock options, a change in the expected term of the options. The change in expected term of the options also impacts the determination of the expected volatility and risk-free interest rate.

Non-PEO NEO Average Total Compensation Amount	$ 11,694,066	9,685,286	5,421,332	9,169,220	6,033,595
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,046,583	9,263,980	(8,792,406)	8,831,721	9,268,227
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs in each of 2024, 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by the Compensation Committee in regards to the PEO’s and our other NEOs’ compensation for fiscal year 2024, see page 39 of this proxy statement.

	2024
	Principal Executive Officer	Non-PEO Named Executive Officers
Summary Compensation Table Total	25,870,693	11,694,066
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(15,387,297)	(7,009,815)
Plus Fair Value for Awards Granted in the Covered Year	17,971,336	8,186,997
Change in Fair Value of Outstanding Unvested Awards from Prior Years	3,566,995	2,005,819
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	382,131	169,516
Less Fair Value of Awards Forfeited during the Covered Year	—	—
Compensation Actually Paid	32,403,858	15,046,583

Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date. The assumptions included in the fair value of equity awards included in the calculation of Compensation Actually Paid differ from those previously disclosed as of the grant date of such awards primarily due to the lapse of time following the date of grant and, in the case of stock options, a change in the expected term of the options. The change in expected term of the options also impacts the determination of the expected volatility and risk-free interest rate.

Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUALLY PAID COMPARED TO CUMULATIVE TOTAL SHAREHOLDER RETURN AND PEER GROUP TOTAL SHAREHOLDER RETURN
Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID COMPARED TO NET INCOME
Compensation Actually Paid vs. Company Selected Measure	COMPENSATION ACTUALLY PAID COMPARED TO ADJUSTED CONSOLIDATED EBITDA
Tabular List, Table
(6)
The most important financial performance measures used to link compensation for the most recently completed fiscal year were the following:

Adjusted Consolidated EBITDA
Adjusted Revenue
Adjusted EPS Growth
Operating Cash Flow
Organic Revenue Growth

Total Shareholder Return Amount	$ 131.1	104.24	87.45	135.93	119.51
Peer Group Total Shareholder Return Amount	207.86	165.92	120.45	153.97	118.07
Net Income (Loss)	$ 761,700,000	$ 608,600,000	$ 649,000,000	$ 800,600,000	$ 625,200,000
Company Selected Measure Amount	2,281,000,000	2,107,700,000	2,006,100,000	2,064,800,000	1,854,000,000
PEO Name	William Stone	William Stone	William Stone	William Stone	William Stone
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Consolidated EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Organic Revenue Growth
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,387,297)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,566,995
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,971,336
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	382,131
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,009,815)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,005,819
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,186,997
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	169,516
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0